Business Combinations - Pro Forma Revenue and Earnings of Acquisition (Details) - Pre-Acquisition ZI - DiscoverOrg Holdings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Revenue	$ 334.1	$ 205.6
Loss Before Income Taxes	$ (48.0)	$ (146.4)